Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2012
Non-controlling interest [Abstract]
Changes in non-controlling interest
Changes in non-controlling interest in 2012, 2011 and 2010 are as follows:

(In US$ millions)	Scorpion	Archer	Ship Finance	North Atlantic	Seadrill Partners LLC	Total
December 31, 2010	-	326	213	-	-	539
Changes in 2011	-	(320)	(46)	71	-	(295)
2011 net (loss)/income	-	(6)	48	39	-	81
December 31, 2011	-	-	215	110	-	325
Changes in 2012	-	-	20	10	69	99
2012 net (loss)/income	-	-	39	48	10	97
December 31, 2012	-	-	274	168	79	521